Gains (losses) from operating activities in the statement of income, included according to their nature (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains losses from operating activities in the statement of income by function of expenses, included according to their nature [Abstract]
Interest from term deposits	$ 3,635	$ 10,260	$ 15,345
Interest from marketable securities	68	2,147	6,765
Interest from maintenance of minimum bank balance in current account	2	18	0
Other finance income	107	259	4,130
Other finance interests	856	1,031	49
Total	$ 4,668	$ 13,715	$ 26,289